UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Mid Cap Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/10

MDV-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NVR, Inc.	2.1%
Allied World Assurance Co. Holdings Ltd.	1.9%
Aspen Insurance Holdings Ltd.	1.8%
Northeast Utilities	1.5%
Questar Corp.	1.4%
Entertainment Property Trust, REIT	1.4%
Prudential Financial, Inc.	1.4%
Sherwin-Williams Co.	1.3%
Noble Energy, Inc.	1.3%
J.M. Smucker Co.	1.3%

Equity sectors
Financial Services	26.1%
Utilities & Communications	13.5%
Industrial Goods & Services	8.0%
Leisure	7.8%
Autos & Housing	6.9%
Basic Materials	6.8%
Health Care	6.3%
Energy	5.9%
Consumer Staples	5.6%
Retailing	4.1%
Technology	3.4%
Transportation	1.9%
Special Products & Services	1.6%

Percentages are based on net assets as of 3/31/10.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2009 through March 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	1.25%	$1,000.00	$1,160.83	$6.73
	Hypothetical (h)	1.25%	$1,000.00	$1,018.70	$6.29
B	Actual	2.00%	$1,000.00	$1,155.63	$10.75
	Hypothetical (h)	2.00%	$1,000.00	$1,014.96	$10.05
C	Actual	2.00%	$1,000.00	$1,155.79	$10.75
	Hypothetical (h)	2.00%	$1,000.00	$1,014.96	$10.05
I	Actual	1.00%	$1,000.00	$1,161.43	$5.39
	Hypothetical (h)	1.00%	$1,000.00	$1,019.95	$5.04
R1	Actual	2.00%	$1,000.00	$1,156.63	$10.75
	Hypothetical (h)	2.00%	$1,000.00	$1,014.96	$10.05
R2	Actual	1.50%	$1,000.00	$1,159.59	$8.08
	Hypothetical (h)	1.50%	$1,000.00	$1,017.45	$7.54
R3	Actual	1.25%	$1,000.00	$1,159.98	$6.73
	Hypothetical (h)	1.25%	$1,000.00	$1,018.70	$6.29
R4	Actual	1.00%	$1,000.00	$1,162.02	$5.39
	Hypothetical (h)	1.00%	$1,000.00	$1,019.95	$5.04
529A	Actual	1.35%	$1,000.00	$1,160.09	$7.27
	Hypothetical (h)	1.35%	$1,000.00	$1,018.20	$6.79
529B	Actual	2.10%	$1,000.00	$1,155.91	$11.29
	Hypothetical (h)	2.10%	$1,000.00	$1,014.46	$10.55
529C	Actual	2.10%	$1,000.00	$1,155.25	$11.28
	Hypothetical (h)	2.10%	$1,000.00	$1,014.46	$10.55

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.7%
Issuer	Shares/Par	Value ($)

Aerospace - 2.1%
Goodrich Corp.	88,342	$6,229,878
Moog, Inc., “A” (a)	63,200	2,238,544
Precision Castparts Corp.	50,345	6,379,215

		$14,847,637
Airlines - 1.0%
Southwest Airlines Co.	168,186	$2,223,419
UAL Corp. (a)	262,801	5,137,760

		$7,361,179
Apparel Manufacturers - 0.5%
Phillips-Van Heusen Corp.	63,342	$3,633,297

Automotive - 2.3%
Harley-Davidson, Inc.	205,542	$5,769,564
Johnson Controls, Inc.	103,647	3,419,315
Lear Corp. (a)(w)	96,223	7,635,295

		$16,824,174
Broadcasting - 1.4%
CBS Corp., “B”	288,279	$4,018,609
Interpublic Group of Cos., Inc. (a)	688,922	5,731,831

		$9,750,440
Brokerage & Asset Managers - 2.6%
Affiliated Managers Group, Inc. (a)	97,819	$7,727,701
Deutsche Boerse AG	37,240	2,760,367
GFI Group, Inc.	312,034	1,803,557
TD AMERITRADE Holding Corp. (a)	345,663	6,588,337

		$18,879,962
Business Services - 0.7%
Dun & Bradstreet Corp.	64,937	$4,832,612

Chemicals - 1.4%
Celanese Corp.	111,757	$3,559,460
PPG Industries, Inc.	70,463	4,608,280
Solutia, Inc. (a)	103,303	1,664,211

		$9,831,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.1%
MicroStrategy, Inc., “A” (a)	51,357	$4,368,940
Parametric Technology Corp. (a)	196,677	3,550,020

		$7,918,960
Computer Software - Systems - 0.1%
3Par, Inc. (a)	102,331	$1,023,310

Construction - 4.6%
NVR, Inc. (a)	20,570	$14,944,105
Sherwin-Williams Co.	142,430	9,639,662
Stanley Black & Decker, Inc.	119,705	6,872,264
Toll Brothers, Inc. (a)	68,584	1,426,547

		$32,882,578
Consumer Products - 2.5%
Church & Dwight Co., Inc.	58,243	$3,899,369
Energizer Holdings, Inc. (a)	109,231	6,855,338
Newell Rubbermaid, Inc.	471,826	7,171,755

		$17,926,462
Consumer Services - 0.9%
Apollo Group, Inc., “A” (a)	35,141	$2,153,792
H&R Block, Inc.	224,488	3,995,886

		$6,149,678
Containers - 1.8%
Crown Holdings, Inc. (a)	181,816	$4,901,759
Owens-Illinois, Inc. (a)	119,582	4,249,944
Pactiv Corp. (a)	141,823	3,571,103

		$12,722,806
Electrical Equipment - 2.1%
AMETEK, Inc.	88,551	$3,671,324
Rockwell Automation, Inc.	74,961	4,224,802
Sensata Technologies Holding B.V. (a)	102,670	1,843,953
W.W. Grainger, Inc.	48,551	5,249,334

		$14,989,413
Electronics - 0.9%
Flextronics International Ltd. (a)	452,536	$3,547,882
Microchip Technology, Inc.	103,486	2,914,166

		$6,462,048

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 4.3%
Cloud Peak Energy, Inc. (a)	131,426	$2,186,929
CONSOL Energy, Inc.	94,594	4,035,380
Newfield Exploration Co. (a)	105,538	5,493,253
Noble Energy, Inc.	129,619	9,462,187
Plains Exploration & Production Co. (a)	188,992	5,667,870
Ultra Petroleum Corp. (a)	86,540	4,035,360

		$30,880,979
Engineering - Construction - 0.7%
Fluor Corp.	115,393	$5,366,928

Food & Beverages - 3.1%
J.M. Smucker Co.	150,878	$9,091,908
McCormick & Co., Inc.	91,131	3,495,785
Mead Johnson Nutrition Co., “A”	76,999	4,006,258
Ralcorp Holdings, Inc. (a)	87,337	5,919,702

		$22,513,653
Gaming & Lodging - 2.4%
Ameristar Casinos, Inc.	242,461	$4,417,639
Penn National Gaming, Inc. (a)	55,761	1,550,156
Royal Caribbean Cruises Ltd. (a)	146,360	4,828,416
Starwood Hotels & Resorts Worldwide, Inc.	132,949	6,200,741

		$16,996,952
General Merchandise - 1.0%
Dollar General Corp. (a)	283,459	$7,157,340

Insurance - 10.6%
Aflac, Inc.	72,227	$3,921,204
Allied World Assurance Co. Holdings Ltd.	299,516	13,433,293
Aon Corp.	84,686	3,616,939
Aspen Insurance Holdings Ltd.	462,279	13,332,126
Employers Holdings, Inc.	490,954	7,290,667
Endurance Specialty Holdings Ltd.	206,004	7,653,049
Genworth Financial, Inc. (a)	380,563	6,979,525
Primerica, Inc. (a)	98,560	1,478,400
Prudential Financial, Inc.	162,141	9,809,531
Symetra Financial Corp. (a)	390,169	5,142,427
Unum Group	149,621	3,706,112

		$76,363,273

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 2.7%
Electronic Arts, Inc. (a)	121,743	$2,271,724
Hasbro, Inc.	232,051	8,882,912
THQ, Inc. (a)	1,160,672	8,136,311

		$19,290,947
Machinery & Tools - 3.1%
AGCO Corp. (a)	97,153	$3,484,878
Avery Dennison Corp.	213,852	7,786,351
Eaton Corp.	51,140	3,874,878
Kennametal, Inc.	153,076	4,304,497
Pitney Bowes, Inc.	120,145	2,937,545

		$22,388,149
Major Banks - 0.9%
Regions Financial Corp.	859,092	$6,743,872

Medical & Health Technology & Services - 3.0%
DaVita, Inc. (a)	114,513	$7,260,124
LifePoint Hospitals, Inc. (a)	127,579	4,692,356
Lincare Holdings, Inc. (a)	63,744	2,860,831
Patterson Cos., Inc.	76,096	2,362,781
VCA Antech, Inc. (a)	168,906	4,734,435

		$21,910,527
Medical Equipment - 3.1%
C.R. Bard, Inc.	16,867	$1,461,020
Conceptus, Inc. (a)	69,425	1,385,723
Covidien PLC	95,890	4,821,349
DENTSPLY International, Inc.	117,112	4,081,353
PerkinElmer, Inc.	271,709	6,493,845
Waters Corp. (a)	58,053	3,920,900

		$22,164,190
Metals & Mining - 1.2%
Cliffs Natural Resources, Inc.	72,775	$5,163,386
Steel Dynamics, Inc.	186,023	3,249,822

		$8,413,208
Natural Gas - Distribution - 4.2%
AGL Resources, Inc.	106,913	$4,132,187
EQT Corp.	148,474	6,087,434
Northwestern Corp.	66,606	1,785,707
Questar Corp.	230,412	9,953,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - continued
Sempra Energy	125,991	$6,286,951
South Jersey Industries, Inc.	54,618	2,293,410

		$30,539,487
Natural Gas - Pipeline - 0.5%
El Paso Corp.	346,179	$3,752,580

Network & Telecom - 1.3%
Ciena Corp. (a)	257,939	$3,930,990
Palm, Inc. (a)	193,458	727,402
Tellabs, Inc.	663,140	5,019,970

		$9,678,362
Oil Services - 1.6%
Dresser-Rand Group, Inc. (a)	92,210	$2,897,238
Ensco International PLC, ADR	133,800	5,991,564
Smith International, Inc.	65,945	2,823,765

		$11,712,567
Other Banks & Diversified Financials - 5.8%
Associated Banc-Corp.	457,931	$6,319,448
Cathay General Bancorp, Inc.	281,310	3,277,262
CIT Group, Inc. (a)	64,985	2,531,816
Marshall & Ilsley Corp.	666,587	5,366,025
Ocwen Financial Corp. (a)	428,907	4,756,579
People’s United Financial, Inc.	342,568	5,357,764
Sterling Bancshares, Inc.	1,335,656	7,452,961
TCF Financial Corp.	422,194	6,729,772

		$41,791,627
Pharmaceuticals - 0.2%
Inverness Medical Innovations, Inc. (a)	46,400	$1,807,280

Railroad & Shipping - 0.4%
Norfolk Southern Corp.	45,840	$2,561,998

Real Estate - 6.0%
Annaly Mortgage Management, Inc., REIT	363,770	$6,249,569
Entertainment Property Trust, REIT	240,900	9,908,217
Host Hotels & Resorts, Inc., REIT	355,764	5,211,943
Kilroy Realty Corp., REIT	252,150	7,776,306
Mack-Cali Realty Corp., REIT	185,310	6,532,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Walter Investment Management Corp., REIT	464,060	$7,424,960

		$43,103,173
Restaurants - 1.3%
Darden Restaurants, Inc.	101,958	$4,541,209
Wendy’s/Arby’s Group, Inc., “A”	1,018,076	5,090,380

		$9,631,589
Specialty Chemicals - 2.4%
Air Products & Chemicals, Inc.	40,357	$2,984,400
Airgas, Inc.	52,680	3,351,502
FMC Corp.	88,536	5,359,969
Rockwood Holdings, Inc. (a)	221,488	5,896,011

		$17,591,882
Specialty Stores - 2.6%
Abercrombie & Fitch Co., “A”	80,669	$3,681,733
Advance Auto Parts, Inc.	131,712	5,521,367
GameStop Corp., “A” (a)	91,611	2,007,197
Limited Brands, Inc.	317,823	7,824,802

		$19,035,099
Telephone Services - 2.4%
CenturyTel, Inc.	95,270	$3,378,274
Qwest Communications International, Inc.	1,481,958	7,735,821
Virgin Media, Inc.	354,780	6,123,503

		$17,237,598
Trucking - 0.5%
TNT N.V.	128,821	$3,693,853

Utilities - Electric Power - 6.4%
AES Corp. (a)	229,454	$2,523,994
Allegheny Energy, Inc.	119,682	2,752,686
CMS Energy Corp.	532,367	8,230,394
DPL, Inc.	108,110	2,939,511
DTE Energy Co.	127,342	5,679,453
Great Plains Energy, Inc.	84,580	1,570,651
Northeast Utilities	379,730	10,495,737
NRG Energy, Inc. (a)	185,454	3,875,989
OGE Energy Corp.	73,000	2,842,620
Pepco Holdings, Inc.	104,668	1,795,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Wisconsin Energy Corp.	73,093	$3,611,525

		$46,317,616
Total Common Stocks (Identified Cost, $554,620,800)		$704,681,236

Convertible Preferred Stocks - 0.2%
Insurance - 0.2%
Hartford Financial Services Group, Inc., 7.25% (Identified Cost, $1,478,500) (a)	59,140	$1,564,844

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	15,566,849	$15,566,849
Total Investments (Identified Cost, $571,666,149)		$721,812,929

Other Assets, Less Liabilities - (0.1)%		(745,189)
Net Assets - 100.0%		$721,067,740

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2010, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $556,099,300)	$706,246,080
Underlying funds, at cost and value	15,566,849
Total investments, at value (identified cost, $571,666,149)	$721,812,929
Receivables for
Investments sold	19,637,786
Fund shares sold	417,220
Dividends	1,224,278
Receivable from investment adviser	8,265
Other assets	6,540
Total assets	$743,107,018
Liabilities
Payables for
Investments purchased	$20,927,506
Fund shares reacquired	843,932
Payable to affiliates
Investment adviser	29,710
Shareholder servicing costs	169,846
Distribution and service fees	4,651
Administrative services fee	649
Program manager fees	9
Payable for independent Trustees’ compensation	2,818
Accrued expenses and other liabilities	60,157
Total liabilities	$22,039,278
Net assets	$721,067,740
Net assets consist of
Paid-in capital	$808,844,399
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	150,146,780
Accumulated net realized gain (loss) on investments and foreign currency transactions	(239,317,855)
Undistributed net investment income	1,394,416
Net assets	$721,067,740
Shares of beneficial interest outstanding	62,880,592

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$135,360,313	11,928,736	$11.35
Class B	22,333,564	2,031,815	10.99
Class C	18,881,759	1,719,289	10.98
Class I	526,586,401	45,590,986	11.55
Class R1	1,856,917	171,053	10.86
Class R2	13,382,665	1,199,679	11.16
Class R3	894,201	78,781	11.35
Class R4	170,707	15,010	11.37
Class 529A	926,345	82,627	11.21
Class 529B	218,665	20,343	10.75
Class 529C	456,203	42,273	10.79

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $12.04 [100 / 94.25 x $11.35] and $11.89 [100 / 94.25 x $11.21], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,732,104
Interest	53
Dividends from underlying funds	8,722
Total investment income	$6,740,879
Expenses
Management fee	$2,489,825
Distribution and service fees	392,561
Program manager fees	722
Shareholder servicing costs	622,262
Administrative services fee	53,658
Independent Trustees’ compensation	11,620
Custodian fee	75,654
Shareholder communications	24,927
Auditing fees	14,581
Legal fees	7,875
Miscellaneous	79,212
Total expenses	$3,772,897
Fees paid indirectly	(16)
Reduction of expenses by investment adviser	(54,732)
Net expenses	$3,718,149
Net investment income	$3,022,730
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$56,847,460
Foreign currency transactions	2,512
Net realized gain (loss) on investments and foreign currency transactions	$56,849,972
Change in unrealized appreciation (depreciation)
Investments	$41,254,256
Translation of assets and liabilities in foreign currencies	(545)
Net unrealized gain (loss) on investments and foreign currency translation	$41,253,711
Net realized and unrealized gain (loss) on investments and foreign currency	$98,103,683
Change in net assets from operations	$101,126,413

See notes to financial statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/10 (unaudited)	Year ended 9/30/09
From operations
Net investment income	$3,022,730	$5,760,108
Net realized gain (loss) on investments and foreign currency transactions	56,849,972	(285,724,306)
Net unrealized gain (loss) on investments and foreign currency translation	41,253,711	253,737,476
Change in net assets from operations	$101,126,413	$(26,226,722)
Distributions declared to shareholders
From net investment income	$(4,340,173)	$(7,896,348)
Change in net assets from fund share transactions	$(15,872,224)	$(34,782,477)
Total change in net assets	$80,914,016	$(68,905,547)
Net assets
At beginning of period	640,153,724	709,059,271
At end of period (including undistributed net investment income of $1,394,416 and $2,711,859, respectively)	$721,067,740	$640,153,724

See notes to financial statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.83		$10.37	$15.15	$13.47	$14.45	$13.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.07	$0.08	$0.13	$0.05	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.53		(0.51)	(3.50)	2.00	0.56	2.56
Total from investment operations	$1.57		$(0.44)	$(3.42)	$2.13	$0.61	$2.55
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.13)	$(0.05)	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)	(1.59)	(1.23)
Total distributions declared to shareholders	$(0.05)		$(0.10)	$(1.36)	$(0.45)	$(1.59)	$(1.23)
Net asset value, end of period	$11.35		$9.83	$10.37	$15.15	$13.47	$14.45
Total return (%) (r)(s)(t)	16.08	(n)	(3.95)	(24.36)	16.12	4.41	20.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.40	1.34	1.29	1.34	1.36
Expenses after expense reductions (f)	1.25	(a)	1.29	1.34	1.29	1.34	1.35
Net investment income (loss)	0.78	(a)	0.93	0.64	0.85	0.34	(0.07)
Portfolio turnover	34		145	69	56	122	126
Net assets at end of period (000 omitted)	$135,360		$118,140	$144,892	$148,571	$146,373	$142,972

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class B			2009		2008		2007	2006	2005

Net asset value, beginning of period	$9.51		$9.97		$14.57		$13.01	$14.10	$12.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02		$(0.00	)(w)	$0.03	$(0.04)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		(0.48)		(3.37)		1.93	0.54	2.52
Total from investment operations	$1.48		$(0.46)		$(3.37)		$1.96	$0.50	$2.42
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—		$—	$—	$—
From net realized gain on investments	—		—		(1.23)		(0.40)	(1.59)	(1.23)
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(1.23)		$(0.40)	$(1.59)	$(1.23)
Net asset value, end of period	$10.99		$9.51		$9.97		$14.57	$13.01	$14.10
Total return (%) (r)(s)(t)	15.56	(n)	(4.59)		(24.84)		15.31	3.68	19.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.11		1.99		1.94	1.99	2.01
Expenses after expense reductions (f)	2.00	(a)	2.00		1.99		1.94	1.99	2.00
Net investment income (loss)	0.02	(a)	0.24		(0.03)		0.20	(0.33)	(0.73)
Portfolio turnover	34		145		69		56	122	126
Net assets at end of period (000 omitted)	$22,334		$22,224		$34,037		$72,726	$88,922	$113,672

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class C			2009	2008		2007	2006	2005

Net asset value, beginning of period	$9.50		$9.98	$14.58		$13.01	$14.10	$12.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02	$(0.00	)(w)	$0.03	$(0.04)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		(0.49)	(3.37)		1.94	0.54	2.51
Total from investment operations	$1.48		$(0.47)	$(3.37)		$1.97	$0.50	$2.41
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.00	)(w)	$—	$—	$—
From net realized gain on investments	—		—	(1.23)		(0.40)	(1.59)	(1.23)
Total distributions declared to shareholders	$—		$(0.01)	$(1.23)		$(0.40)	$(1.59)	$(1.23)
Net asset value, end of period	$10.98		$9.50	$9.98		$14.58	$13.01	$14.10
Total return (%) (r)(s)(t)	15.58	(n)	(4.65)	(24.80)		15.38	3.68	19.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.11	1.99		1.94	1.99	2.01
Expenses after expense reductions (f)	2.00	(a)	2.00	1.99		1.94	1.99	2.00
Net investment income (loss)	0.03	(a)	0.23	(0.02)		0.20	(0.31)	(0.72)
Portfolio turnover	34		145	69		56	122	126
Net assets at end of period (000 omitted)	$18,882		$17,003	$21,381		$41,066	$39,939	$42,162

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.02		$10.59	$15.43	$13.72	$14.65	$13.25
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.13	$0.18	$0.10	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		(0.53)	(3.57)	2.04	0.56	2.59
Total from investment operations	$1.61		$(0.43)	$(3.44)	$2.22	$0.66	$2.63
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)	$(0.17)	$(0.11)	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)	(1.59)	(1.23)
Total distributions declared to shareholders	$(0.08)		$(0.14)	$(1.40)	$(0.51)	$(1.59)	$(1.23)
Net asset value, end of period	$11.55		$10.02	$10.59	$15.43	$13.72	$14.65
Total return (%) (r)(s)	16.14	(n)	(3.62)	(24.07)	16.47	4.72	20.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.10	0.99	0.94	0.99	1.01
Expenses after expense reductions (f)	1.00	(a)	1.00	0.99	0.94	0.99	1.00
Net investment income	1.03	(a)	1.20	1.01	1.21	0.72	0.28
Portfolio turnover	34		145	69	56	122	126
Net assets at end of period (000 omitted)	$526,586		$467,782	$493,192	$610,121	$498,403	$386,860

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R1			2009	2008		2007	2006	2005 (i)

Net asset value, beginning of period	$9.39		$9.89	$14.54		$12.99	$14.09	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02	$(0.00	)(w)	$0.01	$(0.04)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		(0.49)	(3.36)		1.94	0.53	1.12	(g)
Total from investment operations	$1.47		$(0.47)	$(3.36)		$1.95	$0.49	$1.06
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.03)	$(0.06)		$—	$—	$—
From net realized gain on investments	—		—	(1.23)		(0.40)	(1.59)	—
Total distributions declared to shareholders	$(0.00	)(w)	$(0.03)	$(1.29)		$(0.40)	$(1.59)	$—
Net asset value, end of period	$10.86		$9.39	$9.89		$14.54	$12.99	$14.09
Total return (%) (r)(s)	15.66	(n)	(4.60)	(24.89)		15.25	3.61	8.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.10	2.03		2.09	2.19	2.21	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	2.03		2.04	2.09	2.20	(a)
Net investment income (loss)	0.03	(a)	0.20	(0.00)		0.07	(0.32)	(0.83	)(a)
Portfolio turnover	34		145	69		56	122	126
Net assets at end of period (000 omitted)	$1,857		$1,424	$1,516		$1,215	$849	$313

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.66		$10.21	$14.93	$13.29	$14.31	$13.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.05	$0.07	$0.08	$0.01	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.51		(0.51)	(3.46)	1.99	0.56	2.54
Total from investment operations	$1.54		$(0.46)	$(3.39)	$2.07	$0.57	$2.48
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.09)	$(0.10)	$(0.03)	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)	(1.59)	(1.23)
Total distributions declared to shareholders	$(0.04)		$(0.09)	$(1.33)	$(0.43)	$(1.59)	$(1.23)
Net asset value, end of period	$11.16		$9.66	$10.21	$14.93	$13.29	$14.31
Total return (%) (r)(s)	15.96	(n)	(4.11)	(24.49)	15.80	4.16	19.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.60	1.51	1.63	1.74	1.76
Expenses after expense reductions (f)	1.50	(a)	1.50	1.51	1.59	1.64	1.75
Net investment income (loss)	0.53	(a)	0.70	0.59	0.52	0.09	(0.45)
Portfolio turnover	34		145	69	56	122	126
Net assets at end of period (000 omitted)	$13,383		$11,193	$11,366	$4,275	$2,415	$1,218

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.84		$10.37	$15.11	$13.46	$14.45	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08	$0.09	$0.12	$0.09	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.53		(0.52)	(3.49)	2.00	0.51	1.13	(g)
Total from investment operations	$1.57		$(0.44)	$(3.40)	$2.12	$0.60	$1.13
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)	$(0.11)	$(0.07)	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)	(1.59)	—
Total distributions declared to shareholders	$(0.06)		$(0.09)	$(1.34)	$(0.47)	$(1.59)	$—
Net asset value, end of period	$11.35		$9.84	$10.37	$15.11	$13.46	$14.45
Total return (%) (r)(s)	16.00	(n)	(3.91)	(24.23)	16.06	4.33	8.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.35	1.27	1.34	1.39	1.41	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.27	1.34	1.39	1.40	(a)
Net investment income (loss)	0.77	(a)	0.96	0.73	0.80	0.68	(0.06	)(a)
Portfolio turnover	34		145	69	56	122	126
Net assets at end of period (000 omitted)	$894		$883	$1,333	$1,187	$1,194	$54

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.86		$10.43	$15.21	$13.53	$14.48	$13.32
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	$0.12	$0.17	$0.08	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		(0.51)	(3.52)	2.00	0.56	1.14	(g)
Total from investment operations	$1.59		$(0.43)	$(3.40)	$2.17	$0.64	$1.16
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)	$(0.15)	$(0.09)	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)	(1.59)	—
Total distributions declared to shareholders	$(0.08)		$(0.14)	$(1.38)	$(0.49)	$(1.59)	$—
Net asset value, end of period	$11.37		$9.86	$10.43	$15.21	$13.53	$14.48
Total return (%) (r)(s)	16.20	(n)	(3.68)	(24.11)	16.37	4.63	8.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.06	1.02	1.04	1.09	1.11	(a)
Expenses after expense reductions (f)	1.00	(a)	1.00	1.02	1.04	1.09	1.10	(a)
Net investment income	1.03	(a)	1.04	0.98	1.11	0.60	0.24	(a)
Portfolio turnover	34		145	69	56	122	126
Net assets at end of period (000 omitted)	$171		$147	$50	$66	$57	$54

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529A			2009	2008	2007		2006	2005

Net asset value, beginning of period	$9.71		$10.24	$14.96	$13.29		$14.32	$13.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.06	$0.06	$0.08		$0.01	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		(0.50)	(3.47)	1.99		0.55	2.54
Total from investment operations	$1.55		$(0.44)	$(3.41)	$2.07		$0.56	$2.50
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.08)	$(0.00	)(w)	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)		(1.59)	(1.23)
Total distributions declared to shareholders	$(0.05)		$(0.09)	$(1.31)	$(0.40)		$(1.59)	$(1.23)
Net asset value, end of period	$11.21		$9.71	$10.24	$14.96		$13.29	$14.32
Total return (%) (r)(s)(t)	16.01	(n)	(4.03)	(24.53)	15.83		4.08	19.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.49	1.52	1.54		1.59	1.61
Expenses after expense reductions (f)	1.35	(a)	1.39	1.52	1.54		1.59	1.60
Net investment income (loss)	0.68	(a)	0.81	0.48	0.60		0.11	(0.32)
Portfolio turnover	34		145	69	56		122	126
Net assets at end of period (000 omitted)	$926		$769	$813	$1,048		$1,252	$1,038

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.30		$9.79	$14.35	$12.84	$13.97	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.01	$(0.02)	$(0.01)	$(0.07)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.45		(0.48)	(3.31)	1.92	0.53	2.49
Total from investment operations	$1.45		$(0.47)	$(3.33)	$1.91	$0.46	$2.36
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)	(1.59)	(1.23)
Total distributions declared to shareholders	$—		$(0.02)	$(1.23)	$(0.40)	$(1.59)	$(1.23)
Net asset value, end of period	$10.75		$9.30	$9.79	$14.35	$12.84	$13.97
Total return (%) (r)(s)(t)	15.59	(n)	(4.77)	(24.94)	15.11	3.40	19.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.20	2.17	2.19	2.24	2.26
Expenses after expense reductions (f)	2.10	(a)	2.10	2.17	2.19	2.24	2.25
Net investment income (loss)	(0.07	)(a)	0.11	(0.18)	(0.04)	(0.56)	(0.97)
Portfolio turnover	34		145	69	56	122	126
Net assets at end of period (000 omitted)	$219		$196	$206	$293	$214	$174

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.34		$9.81	$14.38	$12.87	$14.00	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.00 (w)	$(0.02)	$(0.01)	$(0.07)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.45		(0.46)	(3.32)	1.92	0.53	2.50
Total from investment operations	$1.45		$(0.46)	$(3.34)	$1.91	$0.46	$2.37
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$—	$—	$—
From net realized gain on investments	—		—	(1.23)	(0.40)	(1.59)	(1.23)
Total distributions declared to shareholders	$—		$(0.01)	$(1.23)	$(0.40)	$(1.59)	$(1.23)
Net asset value, end of period	$10.79		$9.34	$9.81	$14.38	$12.87	$14.00
Total return (%) (r)(s)(t)	15.52	(n)	(4.67)	(24.97)	15.08	3.39	19.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.19	2.17	2.19	2.24	2.26
Expenses after expense reductions (f)	2.10	(a)	2.10	2.17	2.19	2.24	2.25
Net investment income (loss)	(0.06	)(a)	0.05	(0.19)	(0.04)	(0.55)	(0.95)
Portfolio turnover	34		145	69	56	122	126
Net assets at end of period (000 omitted)	$456		$392	$273	$439	$396	$353

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$706,246,080	$—	$—	$706,246,080
Mutual Funds	15,566,849	—	—	15,566,849
Total Investments	$721,812,929	$—	$—	$721,812,929

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended March 31, 2010, the fund did not invest in any derivative instruments.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character.

Notes to Financial Statements (unaudited) – continued

These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/09
Ordinary income (including any short-term capital gains)	$7,896,348

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10
Cost of investments	$579,697,264
Gross appreciation	147,723,348
Gross depreciation	(5,607,683)
Net unrealized appreciation (depreciation)	$142,115,665

As of 9/30/09
Undistributed ordinary income	2,711,859
Capital loss carryforwards	(63,598,645)
Post-October capital loss deferral	(224,544,084)
Other temporary differences	(30,271)
Net unrealized appreciation (depreciation)	100,898,242

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(63,598,645)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in

Notes to Financial Statements (unaudited) – continued

separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/10	Year ended 9/30/09
Class A	$643,640	$1,312,991
Class B	—	6,243
Class C	—	22,850
Class I	3,642,550	6,426,650
Class R1	118	5,209
Class R2	43,427	106,957
Class R3	5,278	7,291
Class R4	1,167	652
Class 529A	3,993	6,918
Class 529B	—	355
Class 529C	—	232
Total	$4,340,173	$7,896,348

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

At the commencement of the period until January 31, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.25% annually of the fund’s average daily net assets. This written agreement terminated on January 31, 2010. For the period October 1, 2009 through January 31, 2010, this reduction amounted to $30,552 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective February 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and

Notes to Financial Statements (unaudited) – continued

investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	529A	529B	529C
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2011. For the period February 1, 2010 through March 31, 2010, this reduction amounted to $22,860 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,397 and $338 for the six months ended March 31, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$153,312
Class B	0.75%	0.25%	1.00%	1.00%	109,019
Class C	0.75%	0.25%	1.00%	1.00%	86,944
Class R1	0.75%	0.25%	1.00%	1.00%	8,327
Class R2	0.25%	0.25%	0.50%	0.50%	29,740
Class R3	—	0.25%	0.25%	0.25%	1,129
Class 529A	—	0.25%	0.25%	0.25%	1,043
Class 529B	0.75%	0.25%	1.00%	1.00%	1,001
Class 529C	0.75%	0.25%	1.00%	1.00%	2,046
Total Distribution and Service Fees					$392,561

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2010 based on each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2010, were as follows:

Amount
Class A	$28
Class B	11,175
Class C	697
Class 529B	132

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2010, were as follows:

Amount
Class 529A	$418
Class 529B	100
Class 529C	204
Total Program Manager Fees	$722

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2010, the fee was $110,475, which equated to 0.0332% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $145,605.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each

Notes to Financial Statements (unaudited) – continued

underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2010, these costs for the fund amounted to $366,182 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,999 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,320, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

Notes to Financial Statements (unaudited) – continued

included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $219,968,781 and $242,449,869, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,077,748	$11,369,548	2,707,818	$20,599,886
Class B	140,281	1,425,542	246,569	1,857,799
Class C	144,817	1,460,552	343,188	2,598,031
Class I	1,072,840	11,457,090	15,777,089	105,258,019
Class R1	47,917	468,132	53,223	385,709
Class R2	252,865	2,590,542	574,046	4,357,119
Class R3	14,441	151,238	40,172	300,856
Class R4	—	—	9,989	65,327
Class 529A	6,895	70,179	15,640	118,008
Class 529B	116	1,758	3,843	30,283
Class 529C	3,391	34,197	17,022	112,644
	2,761,311	$29,028,778	19,788,599	$135,683,681
Shares issued to shareholders in reinvestment of distributions
Class A	33,018	$335,465	89,854	$643,350
Class B	—	—	836	5,827
Class C	—	—	2,867	19,940
Class I	352,070	3,640,399	882,781	6,426,650
Class R1	12	118	757	5,209
Class R2	4,325	43,251	15,086	106,354
Class R3	519	5,278	1,018	7,291
Class R4	115	1,167	91	652
Class 529A	398	3,993	977	6,918
Class 529B	—	—	52	355
Class 529C	—	—	34	232
	390,457	$4,029,671	994,353	$7,222,778

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,198,567)	$(12,410,692)	(4,750,444)	$(36,793,940)
Class B	(445,836)	(4,530,884)	(1,322,555)	(9,692,386)
Class C	(215,381)	(2,139,089)	(699,002)	(5,106,817)
Class I	(2,533,799)	(26,997,512)	(16,519,512)	(120,724,213)
Class R1	(28,502)	(284,151)	(55,568)	(418,775)
Class R2	(216,108)	(2,207,378)	(543,194)	(4,134,597)
Class R3	(25,909)	(279,825)	(80,074)	(641,980)
Class 529A	(3,871)	(41,622)	(16,755)	(127,074)
Class 529B	(871)	(8,692)	(3,848)	(28,217)
Class 529C	(3,084)	(30,828)	(2,892)	(20,937)
	(4,671,928)	$(48,930,673)	(23,993,844)	$(177,688,936)
Net change
Class A	(87,801)	$(705,679)	(1,952,772)	$(15,550,704)
Class B	(305,555)	(3,105,342)	(1,075,150)	(7,828,760)
Class C	(70,564)	(678,537)	(352,947)	(2,488,846)
Class I	(1,108,889)	(11,900,023)	140,358	(9,039,544)
Class R1	19,427	184,099	(1,588)	(27,857)
Class R2	41,082	426,415	45,938	328,876
Class R3	(10,949)	(123,309)	(38,884)	(333,833)
Class R4	115	1,167	10,080	65,979
Class 529A	3,422	32,550	(138)	(2,148)
Class 529B	(755)	(6,934)	47	2,421
Class 529C	307	3,369	14,164	91,939
	(1,520,160)	$(15,872,224)	(3,210,892)	$(34,782,477)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 29%, 20%, 15%, and 5%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2040 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2010 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2010, the fund’s commitment fee and interest expense were $5,189 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,338,368	69,001,508	(65,773,027)	15,566,849

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,722	$15,566,849

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XI, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	593,618,536.377	7,491,095.689
Lawrence H. Cohn, M.D.	537,592,269.324	63,517,362.742
Maureen R. Goldfarb	537,571,270.883	63,537,911.183
David H. Gunning	593,618,536.377	7,491,095.689
William R. Gutow	539,193,605.315	61,916,026.751
Michael Hegarty	593,618,536.377	7,491,095.689
John P. Kavanaugh	593,643,556.903	7,466,075.164
Robert J. Manning	593,660,067.419	7,449,564.647
Robert C. Pozen	592,414,491.155	8,695,140.911
J. Dale Sherratt	538,797,091.696	62,312,540.370
Laurie J. Thomsen	593,486,660.284	7,622,971.783
Robert W. Uek	537,764,348.304	63,345,283.762

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Blended Research® Core Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/10

UNE-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	3.8%
Procter & Gamble Co.	2.4%
Chevron Corp.	2.3%
Apple, Inc.	2.2%
Intel Corp.	2.2%
Goldman Sachs Group, Inc.	1.8%
Oracle Corp.	1.8%
Google, Inc., “A”	1.8%
Abbott Laboratories	1.7%
Bank of America Corp.	1.7%

Equity sectors
Financial Services	16.0%
Technology	14.5%
Health Care	11.9%
Energy	9.0%
Consumer Staples	8.5%
Utilities & Communications	7.2%
Industrial Goods & Services	7.0%
Leisure	6.2%
Retailing	5.5%
Basic Materials	5.2%
Special Products & Services	3.2%
Autos & Housing	2.3%
Transportation	1.8%

Percentages are based on net assets as of 3/31/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2009 through March 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.87%	$1,000.00	$1,137.17	$4.64
	Hypothetical (h)	0.87%	$1,000.00	$1,020.59	$4.38
B	Actual	1.62%	$1,000.00	$1,133.99	$8.62
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
C	Actual	1.62%	$1,000.00	$1,133.11	$8.62
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
I	Actual	0.62%	$1,000.00	$1,138.63	$3.31
	Hypothetical (h)	0.62%	$1,000.00	$1,021.84	$3.13
R1	Actual	1.62%	$1,000.00	$1,132.35	$8.61
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
R2	Actual	1.12%	$1,000.00	$1,136.46	$5.97
	Hypothetical (h)	1.12%	$1,000.00	$1,019.35	$5.64
R3	Actual	0.87%	$1,000.00	$1,137.73	$4.64
	Hypothetical (h)	0.87%	$1,000.00	$1,020.59	$4.38
R4	Actual	0.62%	$1,000.00	$1,138.84	$3.31
	Hypothetical (h)	0.62%	$1,000.00	$1,021.84	$3.13

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.90%, 1.65%, 1.65%, 0.65%, 1.65%, 1.15%, 0.90%, and 0.65% for Classes A, B, C, I, R1, R2, R3 and R4, respectively; the actual expenses paid during the period would have been approximately $4.79, $8.78, $8.77, $3.47, $8.77, $6.12, $4.80, and $3.47 for Classes A, B, C, I, R1, R2, R3 and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $4.53, $8.30, $8.30, $3.28, $8.30, $5.79, $4.53, and $3.28 for Classes A, B, C, I, R1, R2, R3 and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

3/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Aerospace - 4.2%
Lockheed Martin Corp.	2,602	$216,537
Northrop Grumman Corp.	3,699	242,543
Precision Castparts Corp.	630	79,827
United Technologies Corp.	2,700	198,747

		$737,654
Airlines - 0.5%
UAL Corp. (a)	4,400	$86,020

Automotive - 1.4%
Johnson Controls, Inc.	7,360	$242,806

Biotechnology - 1.5%
Amgen, Inc. (a)	4,600	$274,896

Broadcasting - 0.7%
CBS Corp., “B”	8,910	$124,205

Brokerage & Asset Managers - 0.8%
Affiliated Managers Group, Inc. (a)	900	$71,100
CME Group, Inc.	200	63,222

		$134,322
Business Services - 2.7%
Cognizant Technology Solutions Corp., “A” (a)	4,560	$232,469
Visa, Inc., “A”	2,690	244,871

		$477,340
Cable TV - 1.1%
Time Warner Cable, Inc.	3,632	$193,622

Chemicals - 3.8%
3M Co.	2,630	$219,789
Celanese Corp.	6,100	194,285
Dow Chemical Co.	1,950	57,662
PPG Industries, Inc.	2,970	194,238

		$665,974

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 5.0%
Adobe Systems, Inc. (a)	5,120	$181,094
Akamai Technologies, Inc. (a)	5,860	184,063
Microsoft Corp.	6,782	198,509
Oracle Corp.	12,334	316,860

		$880,526
Computer Software - Systems - 4.8%
Apple, Inc. (a)	1,688	$396,562
Dell, Inc. (a)	7,400	111,074
Hewlett-Packard Co.	1,470	78,131
International Business Machines Corp.	911	116,836
Seagate Technology LLC (a)	7,790	142,245

		$844,848
Construction - 0.9%
NVR, Inc. (a)	210	$152,565

Consumer Products - 2.3%
Procter & Gamble Co.	6,571	$415,747

Consumer Services - 0.5%
Apollo Group, Inc., “A” (a)	1,580	$96,838

Electrical Equipment - 2.1%
General Electric Co.	9,504	$172,973
Tyco Electronics Ltd.	4,170	114,592
WESCO International, Inc. (a)	2,240	77,750

		$365,315
Electronics - 2.2%
Intel Corp.	17,247	$383,918

Energy - Independent - 0.1%
Apache Corp.	230	$23,345

Energy - Integrated - 7.5%
Chevron Corp.	5,449	$413,198
Exxon Mobil Corp.	9,939	665,714
Hess Corp.	3,340	208,917
Marathon Oil Corp.	1,330	42,081

		$1,329,910

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.1%
Archer Daniels Midland Co.	4,780	$138,142
Coca-Cola Co.	990	54,450
General Mills, Inc.	3,090	218,741
PepsiCo, Inc.	3,475	229,906
Tyson Foods, Inc., “A”	4,000	76,600

		$717,839
Gaming & Lodging - 1.3%
Las Vegas Sands Corp. (a)	2,460	$52,029
Royal Caribbean Cruises Ltd. (a)	5,220	172,208

		$224,237
General Merchandise - 2.8%
Macy’s, Inc.	11,950	$260,152
Wal-Mart Stores, Inc.	4,200	233,520

		$493,672
Health Maintenance Organizations - 1.3%
WellPoint, Inc. (a)	3,590	$231,124

Insurance - 4.5%
Aspen Insurance Holdings Ltd.	1,050	$30,282
Berkshire Hathaway, Inc., “B” (a)	600	48,762
MetLife, Inc.	6,041	261,817
Prudential Financial, Inc.	3,840	232,320
Travelers Cos., Inc.	4,175	225,200

		$798,381
Internet - 1.8%
Google, Inc., “A” (a)	558	$316,392

Leisure & Toys - 1.8%
Activision Blizzard, Inc.	14,810	$178,609
Hasbro, Inc.	3,830	146,612

		$325,221
Major Banks - 8.7%
Bank of America Corp.	16,806	$299,987
Bank of New York Mellon Corp.	5,020	155,018
Goldman Sachs Group, Inc.	1,881	320,955
JPMorgan Chase & Co.	5,783	258,789
PNC Financial Services Group, Inc.	3,680	219,696
Wells Fargo & Co.	9,410	292,839

		$1,547,284

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.7%
Lincare Holdings, Inc. (a)	2,090	$93,799
McKesson Corp.	3,030	199,132

		$292,931
Medical Equipment - 2.3%
Medtronic, Inc.	5,660	$254,870
Thermo Fisher Scientific, Inc. (a)	1,440	74,074
Waters Corp. (a)	1,270	85,776

		$414,720
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc.	3,400	$241,230

Natural Gas - Distribution - 0.6%
NiSource, Inc.	6,510	$102,858

Natural Gas - Pipeline - 1.4%
El Paso Corp.	16,000	$173,440
Williams Cos., Inc.	3,300	76,230

		$249,670
Network & Telecom - 0.7%
Cisco Systems, Inc. (a)	4,580	$119,217

Oil Services - 1.4%
Halliburton Co.	3,800	$114,494
National Oilwell Varco, Inc.	3,290	133,508

		$248,002
Other Banks & Diversified Financials - 1.5%
American Express Co.	6,250	$257,875

Pharmaceuticals - 5.1%
Abbott Laboratories	5,810	$306,071
Johnson & Johnson	4,395	286,554
Merck & Co., Inc.	762	28,461
Pfizer, Inc.	16,320	279,888

		$900,974
Pollution Control - 0.7%
Republic Services, Inc.	4,590	$133,202

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.6%
Union Pacific Corp.	1,440	$105,552

Real Estate - 0.5%
Annaly Mortgage Management, Inc., REIT	5,050	$86,759

Restaurants - 1.3%
Darden Restaurants, Inc.	5,120	$228,045

Specialty Stores - 2.7%
Amazon.com, Inc. (a)	280	$38,004
Home Depot, Inc.	7,360	238,096
Limited Brands, Inc.	8,050	198,191

		$474,291
Telephone Services - 2.5%
AT&T, Inc.	10,194	$263,413
CenturyTel, Inc.	5,220	185,101

		$448,514
Tobacco - 2.1%
Altria Group, Inc.	9,472	$194,365
Philip Morris International, Inc.	3,550	185,168

		$379,533
Trucking - 0.7%
United Parcel Service, Inc., “B”	1,950	$125,600

Utilities - Electric Power - 2.7%
Constellation Energy Group, Inc.	4,970	$174,497
DPL, Inc.	2,040	55,468
PG&E Corp.	4,110	174,346
Public Service Enterprise Group, Inc.	2,360	69,667

		$473,978
Total Common Stocks (Identified Cost, $13,971,934)		$17,366,952

Money Market Funds (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	222,496	$222,496
Total Investments (Identified Cost, $14,194,430)		$17,589,448

Other Assets, Less Liabilities - 0.5%		82,178
Net Assets - 100.0%		$17,671,626

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $13,971,934)	$17,366,952
Underlying funds, at cost and value	222,496
Total investments, at value (identified cost, $14,194,430)	$17,589,448
Receivables for
Fund shares sold	77,462
Dividends	29,811
Receivable from investment adviser	19,927
Other assets	227
Total assets	$17,716,875
Liabilities
Payable for fund shares reacquired	$4,055
Payable to affiliates
Investment adviser	581
Shareholder servicing costs	8,496
Distribution and service fees	349
Administrative services fee	96
Payable for independent Trustees’ compensation	212
Accrued expenses and other liabilities	31,460
Total liabilities	$45,249
Net assets	$17,671,626
Net assets consist of
Paid-in capital	$31,226,009
Unrealized appreciation (depreciation) on investments	3,395,018
Accumulated net realized gain (loss) on investments	(17,052,884)
Undistributed net investment income	103,483
Net assets	$17,671,626
Shares of beneficial interest outstanding	1,387,910

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$12,308,997	962,915	$12.78
Class B	1,535,821	122,492	12.54
Class C	1,632,142	131,387	12.42
Class I	1,813,694	140,917	12.87
Class R1	94,401	7,580	12.45
Class R2	95,147	7,614	12.50
Class R3	95,523	7,494	12.75
Class R4	95,901	7,511	12.77

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.56 [100/94.25 x $12.78]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$180,148
Dividends from underlying funds	121
Interest	6,991
Total investment income	$187,260
Expenses
Management fee	$48,937
Distribution and service fees	29,797
Shareholder servicing costs	13,745
Administrative services fee	8,727
Independent Trustees’ compensation	802
Custodian fee	6,133
Shareholder communications	7,226
Auditing fees	22,740
Legal fees	872
Registration fees	41,986
Miscellaneous	6,816
Total expenses	$187,781
Reduction of expenses by investment adviser	(107,349)
Net expenses	$80,432
Net investment income	$106,828
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$715,672
Change in unrealized appreciation (depreciation) on investments	$1,283,579
Net realized and unrealized gain (loss) on investments	$1,999,251
Change in net assets from operations	$2,106,079

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/10 (unaudited)	Year ended 9/30/09
From operations
Net investment income	$106,828	$499,299
Net realized gain (loss) on investments	715,672	(17,471,773)
Net unrealized gain (loss) on investments	1,283,579	7,360,212
Change in net assets from operations	$2,106,079	$(9,612,262)
Distributions declared to shareholders
From net investment income	$(480,012)	$(260,598)
From net realized gain on investments	—	(161,357)
Total distributions declared to shareholders	$(480,012)	$(421,955)
Change in net assets from fund share transactions	$158,284	$(25,742,576)
Total change in net assets	$1,784,351	$(35,776,793)
Net assets
At beginning of period	15,887,275	51,664,068
At end of period (including undistributed net investment income of $103,483 and $476,667, respectively)	$17,671,626	$15,887,275

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.59		$12.61	$16.67	$14.01	$12.33	$10.82
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.14	$0.09	$0.09	$0.10
Net realized and unrealized gain (loss) on investments	1.48		(1.09)	(3.71)	2.65	1.70	1.47
Total from investment operations	$1.56		$(0.92)	$(3.57)	$2.74	$1.79	$1.57
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.06)	$(0.17)	$(0.08)	$(0.11)	$(0.06)
From net realized gain on investments	—		(0.04)	(0.32)	—	—	—
Total distributions declared to shareholders	$(0.37)		$(0.10)	$(0.49)	$(0.08)	$(0.11)	$(0.06)
Net asset value, end of period	$12.78		$11.59	$12.61	$16.67	$14.01	$12.33
Total return (%) (r)(s)(t)	13.72	(n)	(7.13)	(21.90)	19.64	14.58	14.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	1.85	1.38	1.35	1.47	1.54
Expenses after expense reductions (f)	0.87	(a)	0.88	1.18	1.30	1.30	1.30
Net investment income	1.42	(a)	1.78	0.91	0.60	0.66	0.88
Portfolio turnover	39		71	91	41	28	48
Net assets at end of period (000 omitted)	$12,309		$11,473	$25,907	$43,612	$24,213	$9,994

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.33		$12.38	$16.32	$13.74	$12.09	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.10	$0.03	$(0.01)	$0.00 (w)	$0.03
Net realized and unrealized gain (loss) on investments	1.45		(1.08)	(3.64)	2.61	1.66	1.44
Total from investment operations	$1.49		$(0.98)	$(3.61)	$2.60	$1.66	$1.47
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.03)	$(0.01)	$(0.02)	$(0.01)	—
From net realized gain on investments	—		(0.04)	(0.32)	—	—	—
Total distributions declared to shareholders	$(0.28)		$(0.07)	$(0.33)	$(0.02)	$(0.01)	—
Net asset value, end of period	$12.54		$11.33	$12.38	$16.32	$13.74	$12.09
Total return (%) (r)(s)(t)	13.40	(n)	(7.84)	(22.46)	18.90	13.74	13.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.94	(a)	2.59	2.03	2.00	2.13	2.19
Expenses after expense reductions (f)	1.62	(a)	1.60	1.85	1.95	1.95	1.95
Net investment income (loss)	0.67	(a)	1.06	0.23	(0.05)	0.03	0.25
Portfolio turnover	39		71	91	41	28	48
Net assets at end of period (000 omitted)	$1,536		$1,440	$2,034	$4,183	$2,376	$2,082

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.25		$12.29	$16.23	$13.67	$12.06	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.10	$0.03	$(0.01)	$0.00 (w)	$0.03
Net realized and unrealized gain (loss) on investments	1.43		(1.07)	(3.61)	2.60	1.65	1.44
Total from investment operations	$1.47		$(0.97)	$(3.58)	$2.59	$1.65	$1.47
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.03)	$(0.04)	$(0.03)	$(0.04)	$(0.00	)(w)
From net realized gain on investments	—		(0.04)	(0.32)	—	—	—
Total distributions declared to shareholders	$(0.30)		$(0.07)	$(0.36)	$(0.03)	$(0.04)	$(0.00	)(w)
Net asset value, end of period	$12.42		$11.25	$12.29	$16.23	$13.67	$12.06
Total return (%) (r)(s)(t)	13.31	(n)	(7.81)	(22.46)	18.94	13.69	13.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.94	(a)	2.59	2.03	2.00	2.12	2.19
Expenses after expense reductions (f)	1.62	(a)	1.60	1.86	1.95	1.95	1.95
Net investment income (loss)	0.68	(a)	1.03	0.23	(0.05)	0.04	0.23
Portfolio turnover	39		71	91	41	28	48
Net assets at end of period (000 omitted)	$1,632		$1,476	$1,810	$3,340	$1,460	$790

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.69		$12.73	$16.84	$14.12	$12.43	$10.90
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.18	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss) on investments	1.48		(1.14)	(3.72)	2.68	1.69	1.47
Total from investment operations	$1.58		$(0.92)	$(3.54)	$2.83	$1.83	$1.62
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.08)	$(0.25)	$(0.11)	$(0.14)	$(0.09)
From net realized gain on investments	—		(0.04)	(0.32)	—	—	—
Total distributions declared to shareholders	$(0.40)		$(0.12)	$(0.57)	$(0.11)	$(0.14)	$(0.09)
Net asset value, end of period	$12.87		$11.69	$12.73	$16.84	$14.12	$12.43
Total return (%) (r)(s)	13.86	(n)	(7.07)	(21.62)	20.11	14.89	14.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.51	1.01	1.00	1.13	1.19
Expenses after expense reductions (f)	0.62	(a)	0.60	0.88	0.95	0.95	0.95
Net investment income	1.70	(a)	2.34	1.20	0.96	1.03	1.23
Portfolio turnover	39		71	91	41	28	48
Net assets at end of period (000 omitted)	$1,814		$1,163	$21,551	$52,956	$39,241	$34,200

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R1			2009	2008 (i)

Net asset value, beginning of period	$11.29		$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10	$0.01
Net realized and unrealized gain (loss) on investments	1.43		(1.08)	(1.33	)(g)
Total from investment operations	$1.47		$(0.98)	$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.07)	$—
From net realized gain on investments	—		(0.04)	—
Total distributions declared to shareholders	$(0.31)		$(0.11)	$—
Net asset value, end of period	$12.45		$11.29	$12.38
Total return (%) (r)(s)	13.23	(n)	(7.78)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.94	(a)	2.60	2.93	(a)
Expenses after expense reductions (f)	1.62	(a)	1.60	1.60	(a)
Net investment income	0.68	(a)	1.02	0.88	(a)
Portfolio turnover	39		71	91
Net assets at end of period (000 omitted)	$94		$83	$90

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R2			2009	2008 (i)

Net asset value, beginning of period	$11.34		$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.01
Net realized and unrealized gain (loss) on investments	1.45		(1.08)	(1.33	)(g)
Total from investment operations	$1.52		$(0.93)	$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.07)	$—
From net realized gain on investments	—		(0.04)	—
Total distributions declared to shareholders	$(0.36)		$(0.11)	$—
Net asset value, end of period	$12.50		$11.34	$12.38
Total return (%) (r)(s)	13.65	(n)	(7.32)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.10	2.43	(a)
Expenses after expense reductions (f)	1.12	(a)	1.10	1.10	(a)
Net investment income	1.18	(a)	1.52	1.38	(a)
Portfolio turnover	39		71	91
Net assets at end of period (000 omitted)	$95		$84	$90

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R3			2009	2008 (i)

Net asset value, beginning of period	$11.57		$12.60	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.02
Net realized and unrealized gain (loss) on investments	1.47		(1.08)	(1.36	)(g)
Total from investment operations	$1.56		$(0.91)	$(1.34)
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.08)	$—
From net realized gain on investments	—		(0.04)	—
Total distributions declared to shareholders	$(0.38)		$(0.12)	$—
Net asset value, end of period	$12.75		$11.57	$12.60
Total return (%) (r)(s)	13.77	(n)	(7.09)	(9.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	1.85	2.18	(a)
Expenses after expense reductions (f)	0.87	(a)	0.85	0.85	(a)
Net investment income	1.43	(a)	1.77	1.64	(a)
Portfolio turnover	39		71	91
Net assets at end of period (000 omitted)	$96		$84	$90

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R4			2009	2008 (i)

Net asset value, beginning of period	$11.60		$12.61	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.02
Net realized and unrealized gain (loss) on investments	1.47		(1.09)	(1.35	)(g)
Total from investment operations	$1.57		$(0.89)	$(1.33)
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.08)	$—
From net realized gain on investments	—		(0.04)	—
Total distributions declared to shareholders	$(0.40)		$(0.12)	$—
Net asset value, end of period	$12.77		$11.60	$12.61
Total return (%) (r)(s)	13.88	(n)	(6.89)	(9.54	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.60	1.93	(a)
Expenses after expense reductions (f)	0.62	(a)	0.60	0.60	(a)
Net investment income	1.68	(a)	2.01	1.88	(a)
Portfolio turnover	39		71	91
Net assets at end of period (000 omitted)	$96		$84	$90

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, September 2, 2008 (Classes R1, R2, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures

22

Notes to Financial Statements (unaudited) – continued

under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial

23

Notes to Financial Statements (unaudited) – continued

instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$17,366,952	$—	$—	$17,366,952
Mutual Funds	222,496	—	—	222,496
Total Investments	$17,589,448	$—	$—	$17,589,448

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended March 31, 2010, the fund did not invest in any derivative instruments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation

24

Notes to Financial Statements (unaudited) – continued

settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended March 31, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/09
Ordinary income (including any short-term capital gains)	$261,081
Long-term capital gain	160,874
Total distributions	$421,955

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10
Cost of investments	$15,983,111
Gross appreciation	1,765,060
Gross depreciation	(158,723)
Net unrealized appreciation (depreciation)	$1,606,337

As of 9/30/09
Undistributed ordinary income	476,667
Capital loss carryforwards	(797,350)
Post-October capital loss deferral	(15,193,814)
Net unrealized appreciation (depreciation)	334,047

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(797,350)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/10	Year ended 9/30/09	Six months ended 3/31/10	Year ended 9/30/09
Class A	$348,642	$117,083	$—	$78,043
Class B	33,603	4,367	—	6,544
Class C	38,644	3,897	—	5,751
Class I	48,546	133,132	—	69,837
Class R1	2,269	491	—	298
Class R2	2,625	530	—	298
Class R3	2,752	539	—	293
Class R4	2,931	559	—	293
Total	$480,012	$260,598	$—	$161,357

26

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%

This written agreement terminated on January 31, 2010. For the period October 1, 2009 through January 31, 2010, this reduction amounted to $73,715 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective February 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2011. For the period February 1, 2010 through March 31, 2010, this reduction amounted to $33,602 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,158 for the six months ended March 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

27

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$14,417
Class B	0.75%	0.25%	1.00%	1.00%	7,053
Class C	0.75%	0.25%	1.00%	1.00%	7,560
Class R1	0.75%	0.25%	1.00%	1.00%	437
Class R2	0.25%	0.25%	0.50%	0.50%	220
Class R3	—	0.25%	0.25%	0.25%	110
Total Distribution and Service Fees					$29,797

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a Contingent Deferred Sales Charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2010, were as follows:

Amount
Class A	$—
Class B	1,068
Class C	131

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2010, the fee was $2,330, which equated to 0.0286% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2010 these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $11,415.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses

28

Notes to Financial Statements (unaudited) – continued

MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.1070% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $112 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $32, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $6,255,495 and $6,500,194, respectively.

29

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	134,037	$1,638,454	323,956	$3,147,280
Class B	20,575	242,305	29,976	283,534
Class C	6,777	79,179	23,856	219,018
Class I	57,167	697,401	113,860	1,065,929
	218,556	$2,657,339	491,648	$4,715,761
Shares issued to shareholders in reinvestment of distributions
Class A	28,461	$333,560	19,395	$190,263
Class B	2,488	28,658	951	9,182
Class C	2,380	27,182	686	6,569
Class I	3,626	42,748	11,648	115,197
Class R1	199	2,269	82	789
Class R2	229	2,625	86	828
Class R3	235	2,752	85	832
Class R4	250	2,931	87	852
	37,868	$442,725	33,020	$324,512
Shares reacquired
Class A	(189,540)	$(2,272,540)	(1,408,293)	$(13,560,300)
Class B	(27,623)	(324,425)	(68,152)	(643,898)
Class C	(8,984)	(102,520)	(40,576)	(379,231)
Class I	(19,388)	(242,295)	(1,719,603)	(16,199,420)
	(245,535)	$(2,941,780)	(3,236,624)	$(30,782,849)
Net change
Class A	(27,042)	$(300,526)	(1,064,942)	$(10,222,757)
Class B	(4,560)	(53,462)	(37,225)	(351,182)
Class C	173	3,841	(16,034)	(153,644)
Class I	41,405	497,854	(1,594,095)	(15,018,294)
Class R1	199	2,269	82	789
Class R2	229	2,625	86	828
Class R3	235	2,752	85	832
Class R4	250	2,931	87	852
	10,889	$158,284	(2,711,956)	$(25,742,576)

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

30

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2010, the fund’s commitment fee and interest expense were $251 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,303	2,259,529	(2,244,336)	222,496

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$121	$222,496

31

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Series Trust XI, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	593,618,536.377	7,491,095.689
Lawrence H. Cohn, M.D.	537,592,269.324	63,517,362.742
Maureen R. Goldfarb	537,571,720.883	63,537,911.183
David H. Gunning	593,618,536.377	7,491,095.689
William R. Gutow	539,193,605.315	61,916,026.751
Michael Hegarty	593,618,536.377	7,491,095.689
John P. Kavanaugh	593,643,556.903	7,466,075.164
Robert J. Manning	593,660,067.419	7,449,564.647
Robert C. Pozen	592,414,491.155	8,695,140.911
J. Dale Sherratt	538,797,091.696	62,312,540.370
Laurie J. Thomsen	593,486,660.284	7,622,971.783
Robert W. Uek	537,764,348.304	63,345,283.762

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

33

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.